Note 22 - Related Party Disclosures (Tables)	12 Months Ended
Oct. 31, 2024
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
(thousands of Canadian dollars)
	2024	2023
Mortgage loans and other loans	$8,622	$5,438
Subordinated notes payable	423	500
	$9,045	$5,938

Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [text block]
(thousands of Canadian dollars)
	2024	2023
Salaries, benefits and directors' compensation	$8,289	$6,738
Share-based payments	1,133	758
	$9,422	$7,496